UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Report to Stockholders.

Semi-Annual Report

Terra Firma US Concentrated Realty Equity Fund

Institutional Class Shares (TFRIX)

Open Class Shares (TFREX)

June 30, 2021

Investment Adviser

Terra Firma Asset Management, LLC
75 Broadway Street, Suite 202
San Francisco, California 94111

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	20

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	29

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Terra Firma US Concentrated Realty Equity Fund (the “Fund”)
Midyear Commentary – June 30, 2021

MARKET AND PORTFOLIO OVERVIEW

For the six month period ended June 30, 2021, the Terra Firma US Concentrated Realty Equity Fund (TFRIX) (the “Fund”) posted a net total return of 22.25%, outperforming both the MSCI USA IMI Core Real Estate Index 21.22% and the MSCI US REIT Index 21.80% over the same period. This outperformance was driven primarily by stock selection and secondarily by sector allocation.

The Fund’s overweight positions in Speciality REITs (cell towers, datacenters, self-storage) and Diversified REITs contributed to outperformance, as well as the Fund’s underweight positions in retail and hotel REITs.  The Fund’s relative positions in the office and industrial sectors detracted from overall performance.  From a stock selection perspective, iStar, Essex Property Trust, and American Tower contributed most positively to relative performance with the companies benefiting from strong business models that proved to be relatively immune to the economic slowdown and benefited even more dramatically from an economic recovery. In addition, these businesses have the potential to benefit from changes as a result of the pandemic, whether that is a faster shift to cloud computing due to working from home (Cell Towers and Data Centers), or a need for additional residential and self-storage space as economic growth drives more human movement related to job and household formation.

Positions in Boston Properties (office) and Pebblebrook (lodging) detracted most from the Fund’s performance.  Boston Properties, while operating a premium class office portfolio in coastal markets, is facing sluggish office space demand driven by the lingering effects of the pandemic. Pebblebrook, while posting improved operating metrics, has still not seen the full return of business travel, despite an improving economy.  We exited the Pebblebrook position during the first quarter of 2021.

OUTLOOK

We expect U.S. property market conditions to continue to recover from the negative effects of the COVID 19 Coronavirus, though conditions will vary dramatically by sector and periodic interruptions may persist as the spread of the Delta Variant virus continues.  For the property sectors affected immediately by periodic restrictions and mandates – lodging, retail and healthcare (assisted living and nursing homes), we expect REIT management teams in these sectors will continue to focus on strong balance sheet management combined with more aggressive external growth initiatives as the economy fully reopens.  We continue to be bullish on property sectors that have limited exposure to an economic slowdown – cell towers, datacenters, manufactured home communities and self-storage, as well as sectors that benefit from economic recovery and near record low interest rates – apartments, single family rental and industrial.  We remain highly selective in the U.S. office sector, as return-to-work practices (and, ultimately, demand for office space) are expected to vary dramatically by industry and location.

In our opinion, U.S. REITS are well positioned to survive any near-term economic disruptions and turbulent capital markets. Drawing on the painful experience of the Global Financial Crisis, REIT management teams have built balance sheets that are in very good condition, in our opinion. With the typical REIT maintaining over 4.0x fixed charge coverage, less than 10% of all outstanding debt maturing in the next 12 months, and access to existing borrowing facilities, REITs are well positioned to weather potential asset-level challenges. In the sectors least affected by current market conditions, we believe most real estate companies are well positioned to access the debt and equity markets to pursue highly accretive acquisition and development opportunities that inevitably arise amid the fog of economic tumult.

Looking forward, construction activity (new supply) will likely remain limited or non-existent for at least 2-3 years, enabling landlords to maintain occupancy levels and modestly grow rents.  As such, our REIT investment outlook is constructive, albeit selective. With the average REIT trading at a slight premium to underlying property Net Asset Value (NAV) and estimated year-over-year earnings growth of 5-8%, based on analysts’ estimates, we see opportunities to continue to make attractive investments, particularly in sectors with longer-term demand tailwinds. As U.S. REIT investors, we believe the Fund is well positioned to capture this growth.

One cannot invest directly in an index. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

The MSCI US REIT Index: The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

The MSCI USA IMI Core Real Estate Index: The MSCI USA IMI Core Index is a free float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate.  The index excludes companies such as real estate services and real estate financing companies that do not own properties.

S&P 500 Index: The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Short term performance in particular, is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. Sector composition financial data and analytics provider is FactSet. Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for full holdings information.  Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund is a non-diversified fund, meaning it may invest its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in real estate companies and REITs involve unique risks, including limited financial resources, they may trade less frequently and in limited volume, and they may be more volatile than other securities. In addition, securities in the real estate sector are subject to certain risks associated with direct ownership of real estate and the risk that the value of their underlying real estate may go down. Investments in small and mid-sized companies have historically been subject to greater investment risk than large company stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may use certain types of investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risk such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested.  Investments in foreign securities include the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. “Dividend Yield”, displayed as a percentage, is the amount of money a company pays shareholders for owning a share of its stock divided by its current stock price. “Net Asset Value” equals the estimated market value of a real estate company’s total assets minus the value of all liabilities, and is usually displayed as net asset value per share, which divides Net Asset Value by the number of common shares outstanding.

Quasar Distributors, LLC, distributor

Terra Firma US Concentrated Realty Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs, (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Open Class shares only), and other Fund expenses (as applicable).  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Terra Firma US Concentrated Realty Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2021 –	Annualized
	January 1, 2021	June 30, 2021	June 30, 2021*	Expense Ratio
Institutional Class Shares
Actual	$1,000.00	$1,222.50	$5.51	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Open Class Shares
Actual	$1,000.00	$1,221.30	$6.88	1.25%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights
(Unaudited)

The primary investment objective of the Fund is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies and synthetic instruments related to US Realty Companies. “Realty Companies” are real estate-related companies of any size and include real estate investment trusts (“REITs”), real estate operating or service companies and companies in the home building, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate). The Fund’s allocation of portfolio holdings as of June 30, 2021 was as follows:

Portfolio Allocation
(% of Investments)

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns – As of June 30, 2021

					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(9/26/2011)
Terra Firma US Concentrated
Realty Equity Fund –
Institutional Class(1)	22.25%	35.65%	11.80%	7.86%	12.32%
MSCI US REIT Index	21.80%	38.05%	10.14%	6.32%	11.23%
MSCI USA IMI Core
Real Estate Index	21.22%	36.19%	8.59%	5.00%	10.05%

					Since
	Six	One	Five	Ten	Inception
	Months	Year	Year	Year	(12/31/2008)
Terra Firma US Concentrated
Realty Equity Fund –
Open Class(1)(2)	22.13%	35.30%	7.57%	9.68%	15.36%
MSCI US REIT Index	21.80%	38.05%	6.32%	9.38%	12.73%
MSCI USA IMI Core
Real Estate Index	21.22%	36.19%	5.00%	8.19%	11.43%

(1)
Performance figures for Institutional Class shares and Open Class shares reflect the historical performance of the then-existing shares (Institutional Shares and Open Shares) of the Lazard US Realty Equity Portfolio (the “Predecessor Portfolio”) (the predecessor to the Fund, for which Lazard Asset Management LLC served as the investment adviser), a series of The Lazard Funds, Inc., for periods from September 26, 2011 to June 19, 2020.

(2)
Performance figures for Open Class shares also reflect the historical performance of the then-existing shares (Class A shares) of the predecessor fund to the Predecessor Portfolio, the Grubb & Ellis AGA U.S. Realty Fund (the “Predecessor Fund”) (for which Grubb & Ellis Alesco Global Advisors, LLC served as the investment adviser), for periods prior to September 26, 2011.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-844-40TERRA (1-844-408-3772).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The following graphs do not reflect any future performance.

The MSCI USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The index excludes

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

companies, such as real estate services and real estate financing companies, that do not own properties. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status. One cannot invest directly in an index.

Terra Firma US Concentrated Realty Equity Fund – Institutional Class

Terra Firma US Concentrated Realty Equity Fund – Open Class

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 2.81%

Traveler Accommodation – 2.81%
Hilton Worldwide Holdings, Inc. (a)	7,857	$947,711
TOTAL COMMON STOCKS (Cost $730,157)		947,711

REAL ESTATE INVESTMENT TRUSTS – 95.73%

Lessors of Real Estate – 79.81%
American Homes 4 Rent	33,511	1,301,902
American Tower Corp.	7,021	1,896,653
AvalonBay Communities, Inc.	5,116	1,067,658
Boston Properties, Inc.	2,900	332,311
Camden Property Trust	5,700	756,219
Crown Castle International Corp.	2,736	533,794
Duke Realty Corp.	7,800	369,330
Equinix, Inc.	4,355	3,495,323
Equity LifeStyle Properties, Inc.	14,057	1,044,576
Essex Property Trust, Inc.	6,649	1,994,766
Federal Realty Investment Trust	8,100	949,077
Healthpeak Properties, Inc.	47,907	1,594,824
Hudson Pacific Properties, Inc.	10,330	287,381
iStar, Inc.	60,407	1,252,237
Prologis, Inc.	30,514	3,647,338
Public Storage	6,622	1,991,169
SBA Communications Corp.	2,875	916,263
Simon Property Group, Inc.	12,681	1,654,617
Sun Communities, Inc.	5,573	955,212
VICI Properties, Inc.	30,046	932,027
		26,972,677

Offices of Real Estate Agents and Brokers – 9.17%
Alexandria Real Estate Equities, Inc.	10,130	1,843,052
Invitation Homes, Inc.	33,634	1,254,212
		3,097,264

Other Financial Investment Activities – 3.46%
Americold Realty Trust	30,926	1,170,549

Other Professional, Scientific, and Technical Services – 3.29%
Extra Space Storage, Inc.	6,786	1,111,683
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,954,370)		32,352,173

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 1.39%
U.S. Bank Money Market Deposit Account, 0.500% (b)	470,626	$470,626
TOTAL SHORT-TERM INVESTMENTS (Cost $470,626)		470,626
Total Investments (Cost $23,155,153) – 99.93%		33,770,510
Other Assets in Excess of Liabilities – 0.07%		23,778
TOTAL NET ASSETS – 100.00%		$33,794,288

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets
Investments, at value (cost $23,155,153)	$33,770,510
Receivables:
Dividends and interest	84,892
Fund shares receivable	17,250
From Adviser	6,521
Other assets	20,051
Total assets	33,899,224

Liabilities
Payables:
Distribution fees	45,808
To affiliates	37,410
Fund shares redeemed	86
Accrued expenses and other liabilities	21,632
Total liabilities	104,936
Net Assets	$33,794,288

Net assets consist of:
Paid-in capital	$23,858,591
Total distributable earnings	9,935,697
Net Assets	$33,794,288

Institutional Class Shares:
Net assets	$7,814,638
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	372,295
Net asset value, offering and redemption price per share	$20.99

Open Class Shares:
Net assets	$25,979,650
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,235,528
Net asset value, offering and redemption price per share	$21.03

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Operations

Six Months Ended June 30, 2021 (Unaudited)

Investment Income
Dividends	$383,627
Investment interest income	2
Total Investment Income	383,629

Expenses
Management fees	115,574
Service provider fees and expenses	90,889
Distribution fees – Open Class Shares	29,654
Federal and state registration fees	25,467
Audit and tax fees	14,056
Transfer agent fees and expenses	7,513
Trustees’ fees and expenses	6,519
Legal fees	6,332
Reports to shareholders	5,145
Insurance expense	2,365
Administration and accounting fees	635
Other expenses	2,626
Total Expenses	306,775
Less waivers and reimbursements by Adviser (Note 4)	(123,023)
Net Expenses	183,752

Net Investment Income	199,877

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,071,559

Net change in unrealized appreciation on investments	4,968,319

Net Realized and Unrealized Gain on Investments	6,039,878
Net Increase in Net Assets from Operations	$6,239,755

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
From Operations
Net investment income	$199,877	$426,951
Net realized gain (loss) on investments	1,071,559	(1,775,727)
Net change in unrealized
appreciation (depreciation) on investments	4,968,319	(1,648,748)
Net increase (decrease) in net assets
resulting from operations	6,239,755	(2,997,524)

From Distributions
Net dividends and distributions – Institutional Class	—	(371,141)
Net dividends and distributions – Open Class	—	(1,249,945)
Net decrease in net assets resulting
from dividend and distributions paid	—	(1,621,086)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	42,799	168,176
Proceeds from shares sold – Open Class	154,181	317,405
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	—	363,276
Net asset value of shares issued
to shareholders in payment of
distributions declared – Open Class	—	1,230,423
Payment for shares redeemed – Institutional Class	(409,716)	(3,904,362)
Payment for shares redeemed – Open Class	(1,946,267)	(7,962,583)
Net decrease in net assets
from capital share transactions	(2,159,003)	(9,787,665)
Total Increase (Decrease) in Net Assets	4,080,752	(14,406,275)

Net Assets
Beginning of period	29,713,536	44,119,811
End of period	$33,794,288	$29,713,536

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Institutional Class

Six Months Ended
June 30, 2021
(Unaudited)
Net Asset Value, Beginning of Period	$17.17

Income (loss) from investment operations:
Net investment income(1)	0.14
Net realized and unrealized gain (loss)	3.68
Total from investment operations	3.82

Less distributions:
From net investment income	—
From net realized gains	—
Total distributions paid	—

Redemption fees	—

Net Asset Value, End of Period	$20.99

Total Return(3)(4)	22.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,815
Ratios of expenses to average net assets:
After waivers and reimbursements of expenses(5)	1.00%
Before waivers and reimbursements of expenses(5)	1.80%
Ratio of net investment income to average net assets(5)	1.50%
Portfolio turnover rate(4)	11%

(1)	Net investment income (loss) has been computed using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Year Ended December 31,
2020	2019	2018	2017	2016
$18.97	$16.69	$18.85	$19.37	$18.93

0.24	0.29	0.28	0.31	0.29
(1.07)	4.62	(1.74)	1.18	0.72
(0.83)	4.91	(1.46)	1.49	1.01

—	(0.47)	(0.32)	(0.37)	(0.31)
(0.97)	(2.16)	(0.38)	(1.64)	(0.26)
(0.97)	(2.63)	(0.70)	(2.01)	(0.57)

—	—	—	—	0.00 (2)

$17.17	$18.97	$16.69	$18.85	$19.37

-4.31%	29.73%	-7.77%	7.93%	5.31%

$6,735	$11,255	$15,715	$18,724	$19,625

1.00%	1.00%	1.00%	1.02%	1.05%
1.42%	1.18%	1.09%	1.09%	1.12%
1.03%	1.46%	1.56%	1.55%	1.50%
29%	19%	52%	32%	41%

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Open Class

Six Months Ended
June 30, 2021
(Unaudited)
Net Asset Value, Beginning of Period	$17.22

Income (loss) from investment operations:
Net investment income(1)	0.12
Net realized and unrealized gain (loss)	3.69
Total from investment operations	3.81

Less distributions:
From net investment income	—
From net realized gains	—
Total distributions paid	—

Redemption fees	—

Net Asset Value, End of Period	$21.03

Total Return(3)(4)	22.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,980
Ratios of expenses to average net assets:
After waivers and reimbursements of expenses(5)	1.25%
Before waivers and reimbursements of expenses(5)	2.05%
Ratio of net investment income to average net assets(5)	1.24%
Portfolio turnover rate(4)	11%

(1)	Net investment income has been computed using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Year Ended December 31,
2020	2019	2018	2017	2016
$19.08	$16.77	$18.94	$19.44	$19.00

0.21	0.24	0.23	0.25	0.23
(1.10)	4.65	(1.75)	1.20	0.72
(0.89)	4.89	(1.52)	1.45	0.95

—	(0.42)	(0.27)	(0.31)	(0.25)
(0.97)	(2.16)	(0.38)	(1.64)	(0.26)
(0.97)	(2.58)	(0.65)	(1.95)	(0.51)

—	—	—	—	0.00 (2)

$17.22	$19.08	$16.77	$18.94	$19.44

-4.60%	29.42%	-8.06%	7.69%	4.99%

$22,979	$32,864	$43,946	$47,811	$59,307

1.25%	1.27%	1.29%	1.30%	1.34%
1.64%	1.38%	1.29%	1.30%	1.34%
0.86%	1.23%	1.27%	1.24%	1.17%
29%	19%	52%	32%	41%

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements
June 30, 2021 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Terra Firma US Concentrated Realty Equity Fund (the “Fund”) represents a distinct non-diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to achieve long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund currently offers Institutional Class shares and Open Class shares. Institutional Class shares and Open Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Open Class shares are subject to a 0.25% distribution fee under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Institutional Class shares are not subject to a distribution fee.

Pursuant to a tax-free reorganization that took place after the close of business on June 19, 2020 (the “Reorganization”), the Fund is the successor to the Lazard US Realty Equity Portfolio, a series of The Lazard Funds, Inc. (the “Predecessor Portfolio”). The Predecessor Portfolio had substantially the same investment objectives, strategies and policies as the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$947,711	$—	$—	$947,711
Real Estate
Investment Trusts	32,352,173	—	—	32,352,173
Short-Term Investments	470,626	—	—	470,626
Total Investments	$33,770,510	$—	$—	$33,770,510

For further detail on each asset class, see Schedule of Investments.

The Fund measures Level 3 activity as of the end of the six months. For the period ended June 30, 2021, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended December 31, 2017.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually, typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

Because the Real Estate Investment Trusts (“REITs”) in which the Fund invests do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of its distributions are taxable to shareholders until after the January 31st deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28th.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Open Class shares. Expenses associated with a specific fund in the

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Trust are charged to that fund. Expenses are recognized on an accrual basis. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from the Fund’s investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

3.	Federal Tax Matters

The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019, were as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Distributions paid from:
Ordinary Income	$—	$815,048
Long-Term Capital Gain	1,621,086	5,082,782
Total Distributions paid	$1,621,086	$5,897,830

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended December 31, 2020 and December 31, 2019.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investment for Federal income tax purposes	$24,301,291
Gross tax unrealized appreciation	6,831,371
Gross tax unrealized depreciation	(1,416,162)
Net tax unrealized appreciation	5,415,209
Undistributed ordinary income	421,288
Undistributed long-term capital gain	—
Total distributable earnings	421,288
Other accumulated loss	(2,140,555)
Total accumulated gains	$3,695,942

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2020, the Fund had capital loss carryovers of $18,353,740, which have an unlimited carryover period. Of this amount, $2,140,555 can be used immediately to offset capital gains. The remaining $16,213,185 is subject to certain change-of-ownership rules and can be utilized subject to an annual limitation of $520,440 a year. To the extent the Fund realizes future capital gains, taxable distributions will be first offset by any available capital loss carryovers in such year.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table shows the reclassifications made:

Paid in Capital	Total distributable earnings
$496,700	$(496,700)

4.	Investment Adviser

The Trust entered into an Investment Advisory Agreement (the “Agreement”) with Terra Firma Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at an annual rate 0.75% of the Fund’s average daily net assets payable on a monthly basis.

The Adviser has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the total amount of the Fund’s operating expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average net assets, through at least May 1, 2030, and subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the expense limitation in place at the time of the waiver or reimbursement; or (2) the expense limitation in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. The following table shows the waivers per class that are subject to potential recovery expiring on:

	Institutional Class	Open Class
December 31, 2023	$20,703	$69,370
June 30, 2024	$28,319	$94,704

5.	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”), the Fund’s distributor and principal underwriter. Pursuant to the 12b-1 Plan, the Distributor receives a distribution fee of 0.25% of the average daily net assets of the Open Class shares for services to prospective Fund shareholders and distribution of Fund shares. As of and during the six months ended June 30, 2021, the Fund accrued, and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Open Shares	$29,654	$45,808

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an “Administration Agreement”. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. The Trust’s Chief Compliance Officer is also an employee of Fund Services. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. During the period of January 1, 2021 through June 30, 2021, the Fund incurred expenses of $99,037 related to the Administration Agreement.  As of June 30, 2021, $37,410 was owed to Fund Services and U.S. Bank.

The Fund also has a line of credit with U.S. Bank (see Note 9).

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

7.	Capital Share Transactions

Transaction in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Institutional Class
Shares sold	2,223	10,372
Shares reinvested	—	21,356
Shares redeemed	(22,146)	(232,713)
Net decrease	(19,923)	(200,985)
Open Class
Shares sold	7,739	18,465
Shares reinvested	—	72,081
Shares redeemed	(106,491)	(478,638)
Net decrease	(98,752)	(388,092)

8.	Investment Transaction

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2021, were $3,279,048 and $5,349,217, respectively. There were no purchases or sales of U.S. government securities for the Fund.

9.	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $6,000,000, which expires on August 7, 2021. This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments. Interest was accrued at the prime rate at the time of the loan (3.25%). The credit facility is with the Fund’s custodian, U.S. Bank. The Fund did not borrow on the line of credit during the six months ended June 30, 2021.

10.	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in related public health issues, growth concerns in the U.S. and overseas, temporary and permanent layoffs in the private sector and rising unemployment claims and reduced consumer spending. The recovery from the lasting effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

11.	Subsequent Events

On June 30, 2021, Foreside Fund Services, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, and Lovell Minnick Partners, LLC (“LMP”) announced they had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”), a private equity firm specializing in financial and related business services companies. Genstar will acquire a majority stake in Foreside, and LMP will exit its investment in Foreside. The transaction is anticipated to close, subject to any necessary governmental and regulatory approvals, in the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval received on August 4, 2021.

Terra Firma US Concentrated Realty Equity Fund
Statement Regarding Liquidity Risk Management
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Terra Firma Asset Management, LLC (“Terra Firma”), the investment adviser to the Terra Firma US Concentrated Realty Equity Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Terra Firma as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Chief Compliance Officer (or in his absence another Managing Member of Terra Firma). The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On April 15, 2021, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2020 through December 31, 2020 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Terra Firma US Concentrated Realty Equity Fund
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Terra Firma US Concentrated Realty Equity Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated 0.00% of its ordinary income distribution for the year ended December 31, 2020, as qualified dividend income under the jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended December 31, 2020, 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-408-3772.

Independent Trustees

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Michael D.	Trustee	Indefinite	24	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting (June	(an open-end
Year of Birth: 1955				2019–Present),	investment
				Professor,	company)
				Department	(2001–2021).
of Accounting
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Gary A. Drska	Trustee	Indefinite	24	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline	MUTUALS
Year of Birth: 1956		2001		company)	(an open-end
				(1986–present).	investment
company)
(2001–2021).

Interested Trustee and Officers
Joseph C. Neuberger*	Chairperson	Indefinite	24	President (2017–	Trustee, Buffalo
615 E. Michigan St.	and Trustee	Term; Since		present), Chief	Funds (an open-
Milwaukee, WI 53202		August 22,		Operating Officer	end investment
Year of Birth: 1962		2001		(2016–2020),	company)
				Executive Vice	(2003–2017);
				President (1994–	Trustee, USA
				2017), U.S.	MUTUALS
				Bancorp Fund	(an open-end
				Services, LLC.	investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp
Year of Birth: 1985	Vice	2017		Fund Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President
	Laundering			and Assistant
	Officer			CCO, Heartland
Advisors, Inc.
(December 2016–
January 2017);
Vice President
and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Heartland
Advisors, Inc.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
	Term of	Number of	Directorships
	Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath, LLP
(2016–2018).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-408-3772. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-844-408-3772, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Fund’s filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-844-408-3772 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Investment Adviser
Terra Firma Asset Management, LLC
75 Broadway Street, Suite 202
San Francisco, California 94111

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed September 2, 2020.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) *      /s/John Buckel
John Buckel, President

Date    8/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/John Buckel
John Buckel, President

Date    8/27/2021

By (Signature and Title) *      /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    8/27/21

* Print the name and title of each signing officer under his or her signature.